                                                                               .
                                                                               .
                                                                               .

                      PROSPECTUS SUPPLEMENT -- MAY 1, 2010

FUND (Prospectus Date)                PROSPECTUS FORM #
-------------------------------------------------------
RIVERSOURCE 120/20
  CONTRARIAN EQUITY FUND (6/29/09)    S-6519-99 D
RIVERSOURCE ABSOLUTE
  RETURN CURRENCY AND INCOME FUND
  (12/30/09)                          S-6502-99 H
RIVERSOURCE BALANCED (11/27/09)       S-6326-99 AE
RIVERSOURCE CALIFORNIA TAX-EXEMPT
  FUND (10/30/09)                     S-6328-99 AJ
RIVERSOURCE DISCIPLINED EQUITY FUND
  (9/29/09)                           S-6263-99 J
RIVERSOURCE DISCIPLINED
  INTERNATIONAL EQUITY FUND
  (12/30/09)                          S-6506-99 F
RIVERSOURCE DISCIPLINED
  LARGE CAP GROWTH FUND (11/27/09)    S-6285-99 E
RIVERSOURCE DISCIPLINED
  LARGE CAP VALUE FUND (11/27/09)     S-6523-99 D
RIVERSOURCE DISCIPLINED
  SMALL AND MID CAP EQUITY FUND
  (9/29/09)                           S-6505-99 F
RIVERSOURCE DISCIPLINED
  SMALL CAP VALUE FUND (9/29/09)      S-6397-99 F
RIVERSOURCE DIVERSIFIED BOND FUND
  (10/30/09)                          S-6495-99 AD
RIVERSOURCE DIVERSIFIED
  EQUITY INCOME FUND (11/27/09)       S-6475-99 AE
RIVERSOURCE DIVIDEND OPPORTUNITY
  FUND (8/28/09)                      S-6341-99 AE
RIVERSOURCE EMERGING
  MARKETS BOND FUND (12/30/09)        S-6398-99 F
RIVERSOURCE EQUITY VALUE FUND
  (5/29/09)                           S-6382-99 X
RIVERSOURCE FLOATING RATE FUND
  (9/29/09)                           S-6501-99 F
RIVERSOURCE GLOBAL BOND FUND
  (12/30/09)                          S-6309-99 AF
RIVERSOURCE GOVERNMENT
  MONEY MARKET FUND (3/1/10)          SL-9905-99 A
RIVERSOURCE HIGH YIELD BOND FUND
  (7/30/09)                           S-6370-99 AE
RIVERSOURCE INCOME
  BUILDER BASIC INCOME FUND (4/1/10)  S-6394-99 G
RIVERSOURCE INCOME
  BUILDER ENHANCED INCOME FUND
  (4/1/10)                            S-6394-99 G
RIVERSOURCE INCOME
  BUILDER MODERATE INCOME FUND
  (4/1/10)                            S-6394-99 G
RIVERSOURCE INCOME OPPORTUNITIES
  FUND (9/29/09)                      S-6266-99 J
RIVERSOURCE INFLATION
  PROTECTED SECURITIES FUND
  (9/29/09)                           S-6280-99 H
RIVERSOURCE INTERMEDIATE
  TAX-EXEMPT FUND (1/29/10)           S-6355-99 V
RIVERSOURCE LASALLE
  GLOBAL REAL ESTATE FUND (3/1/10)    SL-9910-99 A
RIVERSOURCE LASALLE
  MONTHLY DIVIDEND REAL ESTATE FUND
  (3/1/10)                            SL-9910-99 A
RIVERSOURCE LIMITED DURATION BOND
  FUND (9/29/09)                      S-6265-99 J
RIVERSOURCE MID CAP GROWTH FUND
  (1/22/10)                           S-6426-99 AF
RIVERSOURCE MID CAP VALUE FUND
  (11/27/09)                          S-6241-99 L
RIVERSOURCE MINNESOTA TAX-EXEMPT
  FUND (10/30/09)                     S-6328-99 AJ
RIVERSOURCE NEW YORK TAX-EXEMPT FUND
  (10/30/09)                          S-6328-99 AJ
RIVERSOURCE PARTNERS
  FUNDAMENTAL VALUE FUND (7/30/09)    S-6236-99 M
RIVERSOURCE PARTNERS
  INTERNATIONAL SELECT GROWTH FUND
  (12/30/09)                          S-6243-99 N
RIVERSOURCE PARTNERS
  INTERNATIONAL SELECT VALUE FUND
  (12/30/09)                          S-6242-99 N
RIVERSOURCE PARTNERS
  INTERNATIONAL SMALL CAP FUND
  (12/30/09)                          S-6258-99 L
RIVERSOURCE PARTNERS
  SMALL CAP VALUE FUND (7/30/09)      S-6239-99 M
RIVERSOURCE PORTFOLIO
  BUILDER AGGRESSIVE FUND (4/1/10)    S-6282-99 J
RIVERSOURCE PORTFOLIO
  BUILDER CONSERVATIVE FUND (4/1/10)  S-6282-99 J
RIVERSOURCE PORTFOLIO
  BUILDER MODERATE AGGRESSIVE FUND
  (4/1/10)                            S-6282-99 J
RIVERSOURCE PORTFOLIO
  BUILDER MODERATE CONSERVATIVE FUND
  (4/1/10)                            S-6282-99 J
RIVERSOURCE PORTFOLIO
  BUILDER MODERATE FUND (4/1/10)      S-6282-99 J
RIVERSOURCE PORTFOLIO
  BUILDER TOTAL EQUITY FUND (4/1/10)  S-6282-99 J
RIVERSOURCE PRECIOUS
  METALS AND MINING FUND (5/29/09)    S-6142-99 AF
RIVERSOURCE REAL ESTATE FUND
  (8/28/09)                           S-6281-99 H
RIVERSOURCE RECOVERY
  AND INFRASTRUCTURE FUND (6/29/09)   S-6529-99 C
RIVERSOURCE RETIREMENT PLUS 2010
  FUND (6/29/09)                      S-6507-99 F
RIVERSOURCE RETIREMENT PLUS 2015
  FUND (6/29/09)                      S-6507-99 F
RIVERSOURCE RETIREMENT PLUS 2020
  FUND (6/29/09)                      S-6507-99 F
RIVERSOURCE RETIREMENT PLUS 2025
  FUND (6/29/09)                      S-6507-99 F
RIVERSOURCE RETIREMENT PLUS 2030
  FUND (6/29/09)                      S-6507-99 F
RIVERSOURCE RETIREMENT PLUS 2035
  FUND (6/29/09)                      S-6507-99 F
RIVERSOURCE RETIREMENT PLUS 2040
  FUND (6/29/09)                      S-6507-99 F
RIVERSOURCE RETIREMENT PLUS 2045
  FUND (6/29/09)                      S-6507-99 F
RIVERSOURCE S&P 500 INDEX FUND
  (4/1/10)                            S-6434-99 R
RIVERSOURCE SHORT
  DURATION U.S. GOVERNMENT FUND
  (7/30/09)                           S-6042-99 AF
RIVERSOURCE SMALL COMPANY INDEX FUND
  (4/1/10)                            S-6357-99 W
RIVERSOURCE STRATEGIC ALLOCATION
  FUND (11/27/09)                     S-6141-99 AF
RIVERSOURCE STRATEGIC
  INCOME ALLOCATION FUND (11/27/09)   S-6287-99 E
RIVERSOURCE TAX-EXEMPT BOND FUND
  (1/29/10)                           S-6310-99 AG
RIVERSOURCE TAX-EXEMPT
  HIGH INCOME FUND (1/29/10)          S-6430-99 AG
RIVERSOURCE U.S.
  GOVERNMENT MORTGAGE FUND (7/30/09)  S-6245-99 L
THREADNEEDLE ASIA PACIFIC
  FUND(12/30/09)                      S-6532-99 C
THREADNEEDLE EMERGING MARKETS FUND
  (12/30/09)                          S-6354-99 W
THREADNEEDLE EUROPEAN EQUITY FUND
  (12/30/09)                          S-6006-99 P
THREADNEEDLE GLOBAL EQUITY FUND
  (12/30/09)                          S-6334-99 AH
THREADNEEDLE GLOBAL EQUITY INCOME
  FUND (12/30/09)                     S-6525-99 AH
THREADNEEDLE GLOBAL
  EXTENDED ALPHA FUND (12/30/09)      S-6527-99 AH
THREADNEEDLE INTERNATIONAL
  OPPORTUNITY FUND (12/30/09)         S-6140-99 AH
SELIGMAN CAPITAL FUND (3/1/10)        SL-9906-99 A
SELIGMAN COMMUNICATIONS
  AND INFORMATION FUND (3/1/10)       SL-9907-99 A
SELIGMAN FRONTIER FUND (12/30/09)     SL-9904-99 A
SELIGMAN GLOBAL TECHNOLOGY FUND
  (12/30/09)                          SL-9903-99 A
SELIGMAN GROWTH FUND (3/1/10)         SL-9908-99 A
SELIGMAN LARGE-CAP VALUE FUND
  (3/1/10)                            SL-9911-99 A
SELIGMAN SMALLER-CAP VALUE FUND
  (3/1/10)                            SL-9911-99 A
SELIGMAN TARGETFUND 2015 (11/27/09)   SL-9901-99 A
SELIGMAN TARGETFUND 2025 (11/27/09)   SL-9901-99 A
SELIGMAN TARGETFUND 2035 (11/27/09)   SL-9901-99 A
SELIGMAN TARGETFUND 2045 (11/27/09)   SL-9901-99 A
SELIGMAN TARGETFUND CORE (11/27/09)   SL-9901-99 A
SELIGMAN CALIFORNIA
  MUNICIPAL HIGH-YIELD FUND
  (11/27/09)                          SL-9902-99 A
SELIGMAN CALIFORNIA
  MUNICIPAL QUALITY FUND (11/27/09)   SL-9902-99 A
SELIGMAN MINNESOTA MUNICIPAL FUND
  (11/27/09)                          SL-9902-99 A
SELIGMAN NATIONAL MUNICIPAL FUND
  (11/27/09)                          SL-9902-99 A
SELIGMAN NEW YORK MUNICIPAL FUND
  (11/27/09)                          SL-9902-99 A


Each of the above-referenced funds are collectively referred to as the Funds.


--------------------------------------------------------------------------------
S-6282-10 A (5/10)
Valid until next update

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of RiverSource Investments, LLC, the Funds' investment manager, announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction).

In connection with the Columbia Transaction, effective May 1, 2010, the Funds' investment manager, principal underwriter and transfer agent will change their names to reflect the new, combined business:

------------------------------------------------------------------------------------------------------------
NEW COMPANY NAME                     FORMER NAME/SERVICE PROVIDER         SERVICES
------------------------------------------------------------------------------------------------------------
Columbia Management Investment       RiverSource Investments, LLC         Investment Management Services
Advisers, LLC
------------------------------------------------------------------------------------------------------------
Columbia Management Investment       RiverSource Fund Distributors,       Distribution Services
Distributors, Inc.                   Inc.
------------------------------------------------------------------------------------------------------------
Columbia Management Investment       RiverSource Service Corporation      Transfer Agent Services
Services Corp.
------------------------------------------------------------------------------------------------------------


In connection with the Columbia Transaction, the Columbia-branded funds (which does not include the Columbia money market funds) are part of a family of funds that includes the RiverSource, Seligman and Threadneedle funds (collectively, the Fund Family). Currently, the Columbia-branded funds do not share the same policies and procedures (as set forth in the "BUYING AND SELLING SHARES" section of this prospectus) as the other funds in the Fund Family and, except as described below, may not be exchanged for shares of RiverSource, Seligman or Threadneedle funds. Effective May 1, 2010, the Columbia-branded funds may be exchanged for RiverSource Cash Management Fund (Class A, B, C and Z shares). Please see the prospectus for RiverSource Cash Management Fund for more information.

S-6282-10 A (5/10)